Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Short-Term Cash Fund
Shareholder Report [Line Items]
Fund Name	Columbia Short-Term Cash Fund
Class Name	Columbia Short-Term Cash Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$ 1	0.01% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01% [1]
Net Assets	$ 14,491,335,128
Holdings Count | Holdings	91
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,491,335,128
Total number of portfolio holdings	91

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party Federal Reserve Bank of New York 02/03/2025 4.390%	41.9%
Credit Agricole 02/11/2025 4.410%	2.9%
Federal Home Loan Banks 02/03/2025 4.380%	2.8%
U.S. Treasury Bills 07/03/2025 4.200%	2.1%
U.S. Treasury Bills 03/13/2025 4.010%	1.9%
General Dynamics Corp. 03/13/2025 4.450%	1.8%
Bank of Nova Scotia 02/14/2025 4.420%	1.7%
Cisco Systems, Inc. 05/02/2025 4.500%	1.5%
Federal Home Loan Banks 10/29/2026 4.550%	1.5%
Federal Agricultural Mortgage Corp. 01/22/2027 4.500%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party Federal Reserve Bank of New York 02/03/2025 4.390%	41.9%
Credit Agricole 02/11/2025 4.410%	2.9%
Federal Home Loan Banks 02/03/2025 4.380%	2.8%
U.S. Treasury Bills 07/03/2025 4.200%	2.1%
U.S. Treasury Bills 03/13/2025 4.010%	1.9%
General Dynamics Corp. 03/13/2025 4.450%	1.8%
Bank of Nova Scotia 02/14/2025 4.420%	1.7%
Cisco Systems, Inc. 05/02/2025 4.500%	1.5%
Federal Home Loan Banks 10/29/2026 4.550%	1.5%
Federal Agricultural Mortgage Corp. 01/22/2027 4.500%	1.4%

[1]	Annualized.